General Information (Tables)	12 Months Ended
Dec. 31, 2016
General Information
Schedule of Subsidiaries
Subsidiary	Vessel Name	Type	Built
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)	Paraskevi	Panamax	January 2003
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(2)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(2)	Zoe	Panamax	July 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(2)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Inc. (“Shikokuokto”)(2)	Kypros Sky	Panamax	March 2015
Gloverfive Shipping Corporation (“Gloverfive”)(2)	Kypros Loyalty	Panamax	June 2015
Gloversix Shipping Corporation (“Gloversix”)(2)	Kypros Spirit	Panamax	July 2016
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(2)	Pedhoulas Commander	Kamsarmax	May 2008
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Youngone Shipping Inc. (“Youngone”)(2)	Pedhoulas Cherry	Kamsarmax	July 2015
Youngtwo Shipping Inc. (“Youngtwo”)(2)(3)	Pedhoulas Rose ( ex H 1146)	Kamsarmax	January 2017
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon	Post-Panamax	February 2012
Shikokuepta Shipping Inc. (“Shikokuepta”)(2)	Troodos Sun	Post-Panamax	January 2016
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	Troodos Air	Post-Panamax	March 2016
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(2)	Lake Despina	Capesize	January 2014
Pinewood Shipping Corporation (“Pinewood”)(2)(7)(9)	TBN - H 1552	Kamsarmax	1H 2018
Gloverthree Shipping Corporation (“Gloverthree”)(2)(4)	Kypros Unity	Panamax	September 2014
Staloudi Shipping Corporation (“Staloudi”)(1)(4)	Stalo	Post-Panamax	January 2006
Shikokuennia Shipping Inc. (“Shikokuennia”)(2)(5)	H 1718	Post-Panamax	—
Gloverseven Shipping Corporation (“Gloverseven”)(2)(6)	TBN - H 835	Panamax	—
Kyotofrendo One Shipping Inc. (“Kyotofrendo One”)(2)(8)	TBN - H 1551	Kamsarmax	—
Kyotofrendo Two Shipping Inc. (“Kyotofrendo Two”)(2)(6)	—	—	—
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	—	—	—
S.B. Sea Venture Company Ltd (10)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia.
(2) Incorporated under the laws of the Republic of the Marshall Islands.
(3) Newbuild acquisition. Refer to Note 22.
(4) Vessel sold in March 2016. Refer to Notes 3, 4, 6 and 19.
(5) Newbuild contract novated in February 2016. Refer to Note 3.
(6) Newbuild contract novated in October 2016. Refer to Note 3.
(7) On July 29, 2016, the Shipsales Contract relating to Hull No. 1552, initially contracted by our subsidiary Kyotofriendo Two, was novated to our wholly owned subsidiary Pinewood. Under an agreement with an unaffiliated third party, upon delivery of the vessel to Pinewood, 100 shares of Series A Preferred Stock of Pinewood will be issued to the unaffiliated third party for proceeds of $16,900 which will be used to finance part of the cost of such vessel, which shares will have preference over shares of common stock of Pinewood with respect to distributions by, and liquidation of, Pinewood. Furthermore, under this agreement Pinewood agreed to (i) pay its own expenses out of its own funds, (ii) keeping its assets and funds separate from the assets and funds of the Company, and (iii) refrain from holding its assets and/or creditworthiness as being available to satisfy any of the obligations of the Company and (iv) take, or refrain from taking, certain other actions designed to ensure that the assets of Pinewood are not available to creditors of Safe Bulkers or its other subsidiaries.
(8) Newbuild delivered in January 2017 from the shipyard and subsequently sold. Refer to Notes 3 and 22.
(9) Estimated completion date for newbuild vessel as of December 31, 2016.
(10) Incorporated under the laws of the Republic of Cyprus, dissolved in September 2014.

Charterers Concentration
	December 31,
	2014	2015	2016
Oldendorff Gmbh and Co. KG	-	12.67%	-
Global Chartering Ltd	-	10.79%	12.49%
Glencore Grain B.V	-	-	10.05%